Document and Entity Information	Jun. 29, 2016
Prospectus:
Document Type	497
Document Period End Date	Jun. 29, 2016
Registrant Name	SUNAMERICA SERIES, INC.
Central Index Key	0001020861
Amendment Flag	false
Document Creation Date	Jun. 29, 2016
Document Effective Date	Jun. 29, 2016
Prospectus Date	Feb. 29, 2016
Focused Balanced Strategy Portfolio | Class A
Prospectus:
Trading Symbol	FBAAX
Focused Balanced Strategy Portfolio | Class B
Prospectus:
Trading Symbol	FBABX
Focused Balanced Strategy Portfolio | Class C
Prospectus:
Trading Symbol	FBACX
Focused Multi-Asset Strategy Portfolio | Class A
Prospectus:
Trading Symbol	FASAX
Focused Multi-Asset Strategy Portfolio | Class B
Prospectus:
Trading Symbol	FMABX
Focused Multi-Asset Strategy Portfolio | Class C
Prospectus:
Trading Symbol	FMATX